Total
Smead Value Fund
Summary Section
Investment Objective.
The investment objective of the Smead Value Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts and waivers is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 18 of the Fund’s Statutory Prospectus, under “Exhibit A – Sales Charge Waivers” on page 39 of the Fund’s Statutory Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 35 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Smead Value Fund		Investor Class shares	Class A shares	Class C shares	Class I1 shares	Class R1 shares	Class R2 shares	Class Y shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed within 18 months of purchase for Class A shares and 12 months of purchase for Class C shares)	[1]	none	1.00%	1.00%	none	none	none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within twelve months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Smead Value Fund		Investor Class shares	Class A shares	Class C shares		Class I1 shares	Class R1 shares	Class R2 shares	Class Y shares
Management Fees		0.75%	0.75%	0.75%		0.75%	0.75%	0.75%	0.75%
Rule 12b-1 Fees		0.25%	0.25%	0.75%		none	0.50%	0.50%	none
Shareholder Servicing Fee		0.17%	0.17%	0.25%		0.15%	0.25%	0.10%	none
Other Expenses		0.09%	0.09%	0.12%	[1]	0.09%	0.09%	0.09%	0.11%
Total Annual Fund Operating Expenses		1.26%	1.26%	1.87%		0.99%	1.59%	1.44%	0.86%
Fee Waiver/Expense Reimbursement	[2]			(0.03%)					(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement		1.26%	1.26%	1.84%		0.99%	1.59%	1.44%	0.84%
[1]	Class C shares commenced operations on March 30, 2020. These expenses are estimated based on other expenses of the Fund for the fiscal year ended November 30, 2019.
[2]	Smead Capital Management, Inc. (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.26% for Investor Class shares, 1.26% for Class A shares, 1.84% for Class C shares, 0.99% for Class I1 shares, 1.59% for Class R1 shares, 1.44% for Class R2 shares and 0.84% for Class Y shares through March 31, 2021, subject thereafter to annual re-approval of the agreement by the Board of Trustees. Any waiver of management fees or payment of expenses made by the Adviser may be reimbursed by the Fund in subsequent years if the Adviser so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years. The Fund may make such repayments to the Adviser if such repayment does not cause the Fund’s total expense ratio to exceed the expense cap at the time such amounts were waived or the Fund’s current expense cap. Any such reimbursement will be reviewed by the Board of Trustees. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same and the Fund’s expense limitation agreement remains in force through March 31, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Smead Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class shares	128	400	692	1,523
Class A shares	696	952	1,227	2,010
Class C shares	290	585	1,008	2,188
Class I1 shares	101	315	547	1,213
Class R1 shares	162	502	866	1,889
Class R2 shares	147	456	787	1,724
Class Y shares	86	272	475	1,059

Expense Example, No Redemption - Smead Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class shares	128	400	692	1,523
Class A shares	696	952	1,227	2,010
Class C shares	187	585	1,008	2,188
Class I1 shares	101	315	547	1,213
Class R1 shares	162	502	866	1,889
Class R2 shares	147	456	787	1,724
Class Y shares	86	272	475	1,059

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.75% of the average value of its portfolio.
Principal Investment Strategies.
To achieve its investment objective, the Fund will maintain approximately 25-30 companies in its portfolio and will invest in the common stocks of large capitalization (“large-cap”) U.S. companies. The Fund considers large-cap companies to be those publicly traded U.S. companies with capitalizations exceeding $5 billion. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the Fund purchases the company’s securities.

The Adviser selects the Fund’s investments by screening large-cap companies using the following eight criteria:

Required over entire holding period
  products or services that meet a clear economic need;
  strong competitive advantage (wide moats or barriers to entry);
  long history of profitability and strong metrics (net profit margin, return on equity and net income ratios);
  generates high levels of cash flow;
  available at a low price in relation to intrinsic value (the perception of value based on all factors of business, tangible and intangible);
Favored, but not required
  management’s history of shareholder friendliness (dividends, buybacks, earnings quality, reporting transparency, executive compensation and acquisition history);
  strong balance sheet; and
  strong management (directors and officers) ownership (preferably with recent purchases).
The Fund’s portfolio is built around high quality companies whose businesses have strong competitive advantages that the Adviser believes can be sustained for the long term. Once securities are purchased, the Adviser maintains a responsive process that is designed to manage overall portfolio risk by protecting against a significant decline in value of a security. The Fund aims to be a low-turnover fund, and the expected holding period of a newly purchased security is a minimum of three to five years.

The Fund is classified as a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in a small number of issuers.

The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary (goods and services considered non-essential by consumers) and financials (financial services provided to retail and commercial customers).

For temporary defensive purposes, the Adviser may from time to time invest up to 100% of the Fund’s total assets in high-quality, short-term debt securities and money market instruments in order to meet redemption requests or as a defensive measure in response to adverse market, economic, political or other conditions.
Principal Risks.
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:
  Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
  Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.
  General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally, including the impact of the coronavirus as a global pandemic and related public health issues.
  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
  Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the Fund purchases the company’s securities. Market capitalizations of companies change over time.
  Value Style Risk. Undervalued stocks may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.
  Sector Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. If the Fund invests in only a few sectors, it will have more exposure to the price movements of those sectors.
Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Performance.
The Fund previously operated as a series of Trust for Professional Managers (the “Predecessor Fund”). Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a reorganization (the “Reorganization”) on November 21, 2014. Accordingly, the performance shown in the bar chart and the performance tables for the periods prior to November 21, 2014 represent the performance of the Predecessor Fund. The Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization.

The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Remember, past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://smeadcap.com/smead-value-fund/ or by calling the Fund toll-free at 877-807-4122.
Investor Class Shares Calendar Year Returns as of December 31
[1]	The annual returns shown in the bar chart are for Investor Class shares. The other classes of shares, net of any applicable sales charges, would have substantially similar annual returns to those of Investor Class shares because all of the classes of shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes have different sales charges, distribution fees and/or service fees and expenses.

The calendar year-to-date return for the Investor Class shares of the Fund as of December 31, 2019 was 26.28%. During the period shown in the bar chart, the best performance for a quarter was 15.05% (for the quarter ended March 31, 2013) and the worst performance was -13.85% (for the quarter ended June 30, 2010).
Average Annual Total Returns (Periods Ended December 31, 2019)
Average Annual Total Returns - Smead Value Fund	One Year	Five Years	Since Inception	Inception Date
Investor Class Shares	26.28%	9.52%	8.98%	Jan. 02, 2008
Investor Class Shares | Return After Taxes on Distributions	25.16%	8.41%	8.30%	Jan. 02, 2008
Investor Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	16.34%	7.34%	7.31%	Jan. 02, 2008
Class A Shares	19.00%	8.26%	9.74%	Jan. 27, 2014
Class C Shares	25.85%	8.96%	8.38%	Mar. 30, 2020
Class I1 Shares	26.60%	9.81%	14.40%	Dec. 18, 2009
Class R1 Shares	25.86%	9.21%	9.40%	Nov. 25, 2014
Class R2 Shares	26.04%	10.00%	10.18%	Nov. 25, 2014
Class Y Shares	26.79%	9.97%	10.17%	Nov. 25, 2014
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	9.09%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.29%	7.21%

Investor Class shares of the Fund commenced operations on January 2, 2008. Class I1 shares of the Fund commenced operations on December 18, 2009. Performance shown for Class I1 shares prior to its inception (Since Inception) reflects the performance of Investor Class shares, adjusted to reflect Class I1 expenses. Class A shares of the Fund commenced operations on January 27, 2014. Performance shown for Class A shares prior to its inception (Five Years and Since Inception) reflects the performance of Investor Class shares, adjusted to reflect Class A expenses. Class C shares commenced operations on March 30, 2020. Performance shown for Class C shares prior to inception reflects the performance of Investor Class shares, adjusted to reflect Class C expenses. Class R1 shares, Class R2 shares and Class Y shares each commenced operations on November 25, 2014. Performance shown for Class R1 shares, Class R2 shares and Class Y shares prior to inception of each such share class (Five Years and Since Inception) reflects the performance of Investor Class shares, adjusted to reflect the expenses of Class R1 shares, Class R2 shares and Class Y shares, respectively.

After-tax returns are shown for Investor Class shares only and will vary for the other shares classes. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).

In certain instances, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures because the sale of Fund shares gives rise to an assumed tax benefit that increases the after-tax return.